Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events
18	Subsequent events

On March 10, 2023, Silicon Valley Bank (“SVB”), at which the Company maintained cash and cash equivalents in the current account with a balance of US$728 as of December 31, 2022, was closed by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (FDIC), as receiver. On March 12, 2023, the Department of Treasury and the Federal Reserve (“FDIC”) issued a joint statement indicating that actions would be taken to complete the FDIC’s resolution of SVB in a manner that protects depositors. The financial institution was reopened by the FDIC on March 13, 2023, with customers having full access to their deposits and debt facilities as at the time of the closure. The Company has made successful withdraw request and has received US$428 as of date of this report, and it’s assessed no material risk on the collectability of the remaining balance of US$300. The Company has no deposit in other banks with such risk, and there is no material impact on the financial statements of the Company.